CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2018	2019
	(U.S. $ in thousands)
Cash and cash equivalents	$15,248	$118,661
Restricted bank deposits	561	224
Long-term restricted bank deposits	1,789	2,844
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$17,598	$121,729